Changes in Accrued Product Warranty Cost (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Product Liability Contingency [Line Items]
Balance at beginning of year	¥ 13,343	¥ 13,944
Addition	14,296	17,605
Utilization	(14,649)	(14,713)
Other	(1,299)	(3,493)
Balance at end of year	¥ 11,691	¥ 13,343